General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	General

Silynxcom Ltd. was incorporated in Israel on August 22, 2021 as a privately held company. As part of a restructuring carried out by Silynxcom Ltd. (the “Restructuring”), on August 26, 2021, it became the parent company of Source of Sound and Silynx Communications Inc. Silynxcom Ltd ’s registered offices are located at 7 Giborei Israel St., Netanya.

Silynxcom Ltd is engaged through Silynx Communications Inc and Source of Sound Ltd (All together, hereinafter: “the Company”) in a single area of activity: the development, production, marketing and sale of ruggedized noise protection and communication accessories for tactical uses (including radios used by groups such as security forces, law enforcement, and rescue forces.). As part of its activity, the Company manufactures and develops speech and audio systems that include single and dual-sided communication systems integrated into headsets and intended for the personal use of those serving in armies, security and rescue forces, and law enforcement forces in Israel and across the world.

On January 17, 2024, the Company closed its initial public offering of 1,250,000 of its ordinary shares, no par value, of the Company (the “Ordinary Shares”) at a public offering price of $4.00 per share, for gross proceeds of $5,000 before deducting underwriting discounts and before deducting the equity transaction costs (the “IPO”). Direct equity transaction costs, in cash, of $575 were deducted from the capital. Direct non–cash equity transaction costs of $2,839 were deducted from the capital. Indirect equity transaction costs in cash were $1,154, of which $275 was deducted from the capital, and $879 was recorded as listing expenses in profit and loss according to the ratio of the new Ordinary Shares and the shares of the existing shareholders. As part of the Company’s IPO, warrants were settled in cash in the amount of $165, and, in addition, simple agreements for future equity (“SAFEs”) were revalued upon the closing of the Company’s IPO and converted into Ordinary Shares.

B.	Liquidity

Although, as of December 31, 2024, the Company had a current net loss of $2,347 and an accumulated loss of $22,620, it has, following its IPO, cash and equivalents, including deposits, of $3,205 and a positive working capital of $5,253. In addition, on April 2, 2025, the Company closed an underwritten public offering of 1,290,000 Ordinary Shares at a public offering price of $2.25 per share, for gross proceeds of approximately $2,900. Accordingly, the Company’s management believes that the resources at its disposal are sufficient for the foreseeable future.

C.	The effect of the 2023-2024 Israel wars

The Company is incorporated under the laws of the State of Israel and the Company’s principal offices are located in Israel. Accordingly, political, economic, and geo-political instability in Israel may affect the Company’s business. Any armed conflicts, political instability, terrorism, cyberattacks or any other hostilities involving Israel or the interruption or curtailment of trade between Israel and its present trading partners could affect adversely the Company’s operations. Ongoing and revived hostilities in the Middle East or other Israeli political or economic factors, could harm the Company’s operations and solution development and cause any future sales to decrease.

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets which resulted in extensive deaths, injuries and kidnapping of civilians and soldiers, following which Israel’s security cabinet declared war against Hamas. Since October 7, Israel has also been militarily engaged with Hezbollah on the border between Lebanon and northern Israel, the Houthi movement based in Yemen and with the Islamic Republic of Iran. The intensity and duration of Israel’s current war is difficult to predict, as are such war’s implications on the Company’s business and operations.

Any hostilities involving Israel or the interruption or curtailment of trade between Israel and its trading partners could adversely affect its operations and results of operations. The Company’s commercial insurance does not cover losses that may occur as a result of events associated with war and terrorism. Although the Israeli government currently covers the reinstatement value of direct damages that caused by terrorist attacks or acts of war, the Company cannot guarantee that this government coverage will be maintained or that it will sufficiently cover its potential damages. Any losses or damages incurred by us could have a material adverse effect on its business. Any armed conflicts or political instability in the region would likely negatively affect business conditions and could harm its results of operations.

Since October 7, 2023, the Company has experienced a significant increase in the demand to its products from the Israel Defense Forces.

D.	The effect of the war between Russia and Ukraine

Since the Company does not have activities in Russia or Ukraine, as of the approval date of the Consolidated Financial Statements, this war and the sanctions imposed in response thereto have not directly affected the Company’s financial position or its activity.